Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		$ (1,589)		$ (2,312)
Derivative assets netting		(1,609)		(1,874)
Available-for-sale securities	[1]	132,963	[2]	136,840
Mortgage loans held for sale		6,623		8,524
Mortgage servicing rights		2,953		2,210	$ 2,546	$ 2,791
Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		66	[3]	205
Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7		9
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total		1,309		1,290
Derivative assets total		2,278		4,127
Available-for-sale securities		132,963		136,840
Mortgage loans held for sale		6,623		8,524
Mortgage servicing rights		2,953		2,210
Other assets		2,199		1,903
Total		147,016		153,604
Short-term borrowings and other liabilities		2,046		1,757
Total		3,355		3,047
Fair Value, Measurements, Recurring [Member] | Netting and Collateral One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		(1,589)		(2,312)
Derivative assets netting		(1,609)		(1,874)
Total		(1,609)		(1,874)
Total		(1,589)		(2,312)
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		36,609		22,391
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		10,717		8,861
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		77,079		99,968
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		8,485		5,406
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		66		205
Fair Value, Measurements, Recurring [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7		9
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets before netting		8		4
Available-for-sale securities		30,917		19,251
Other assets		278		302
Total		31,203		19,557
Short-term borrowings and other liabilities		209		85
Total		209		85
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		30,917		19,251
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		2,308		3,166
Derivative assets before netting		2,490		3,235
Available-for-sale securities		102,038		117,581
Mortgage loans held for sale		6,623		8,524
Other assets		1,921		1,601
Total		113,072		130,941
Short-term borrowings and other liabilities		1,837		1,672
Total		4,145		4,838
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		5,692		3,140
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		10,716		8,860
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		77,079		99,968
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		8,485		5,406
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		59		198
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7		9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		590		436
Derivative assets before netting		1,389		2,762
Available-for-sale securities		8		8
Mortgage servicing rights		2,953		2,210
Total		4,350		4,980
Total		590		436
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1		1
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		$ 7		$ 7

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	The weighted-average maturity of total available-for-sale investment securities was 3.4 years at December 31, 2020, with a corresponding weighted-average yield of 1.61 percent.
[3]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.